Business Combinations - Summary of Purchase Consideration, Net Assets Acquired and Goodwill (Details) - USD ($)	Aug. 02, 2019	May 28, 2019	Apr. 03, 2019	Jan. 04, 2019	Oct. 31, 2017	Jun. 12, 2017
Fashion Concierge UK Limited
Purchase consideration
Cash consideration					$ 0
Ordinary shares issued					2,183,000
Total purchase consideration					$ 2,183,000
Style.com
Purchase consideration
Cash consideration						$ 0
Ordinary shares issued						12,411,000
Total purchase consideration						$ 12,411,000
Stadium Goods
Purchase consideration
Cash consideration				$ 150,200,000
Ordinary shares issued				28,600,000
Total purchase consideration				$ 178,800,000
Toplife
Purchase consideration
Cash consideration		$ 48,503,000
Ordinary shares issued		0
Total purchase consideration		$ 48,503,000
Curiosity China
Purchase consideration
Cash consideration			$ 9,000,000
Ordinary shares issued			0
Total purchase consideration			$ 9,000,000
New Guards
Purchase consideration
Cash consideration	$ 358,910,000
Ordinary shares issued	275,894,000
Ordinary shares to be issued	69,284,000
Total purchase consideration	$ 704,088,000